UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/15

The following N-Q relates only to Dreyfus Core Equity Fund and Dreyfus Floating Rate Income Fund, two series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
May 31, 2015 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Banks--1.6%
Wells Fargo & Co.	90,800		5,081,168
Capital Goods--.8%
United Technologies	20,300		2,378,551
Consumer Services--1.4%
McDonald's	45,900		4,403,187
Diversified Financials--10.1%
American Express	58,000		4,623,760
BlackRock	19,500		7,132,710
Franklin Resources	90,400		4,602,264
JPMorgan Chase & Co.	125,225		8,237,301
State Street	43,500		3,389,955
Visa, Cl. A	49,500		3,399,660
			31,385,650
Energy--14.6%
California Resources	36,360		285,426
Chevron	111,100		11,443,300
ConocoPhillips	86,100		5,482,848
EOG Resources	18,100		1,605,289
Exxon Mobil	171,460		14,608,392
Imperial Oil	82,200	a	3,223,062
Occidental Petroleum	81,100		6,341,209
Phillips 66	32,000		2,531,840
			45,521,366
Food & Staples Retailing--2.2%
Walgreens Boots Alliance	65,700		5,639,688
Whole Foods Market	26,500		1,092,860
			6,732,548
Food, Beverage & Tobacco--19.5%
Altria Group	162,675		8,328,960
Coca-Cola	266,500		10,915,840
Diageo, ADR	26,900		2,984,824
Nestle, ADR	118,530		9,178,963
PepsiCo	68,800		6,634,384
Philip Morris International	221,300		18,383,391
SABMiller	83,400		4,455,571
			60,881,933
Health Care Equipment & Services--2.2%
Abbott Laboratories	142,000		6,901,200
Household & Personal Products--4.9%
Estee Lauder, Cl. A	72,100		6,303,703
Procter & Gamble	112,900		8,850,231
			15,153,934
Insurance--1.3%
ACE	37,500		3,993,000
Materials--1.5%
Praxair	38,100		4,680,966
Media--6.4%
Comcast, Cl. A	69,800		4,080,508
McGraw-Hill Financial	29,700		3,081,375
Twenty-First Century Fox, Cl. A	151,100		5,076,960
Walt Disney	70,000		7,725,900
			19,964,743
Pharmaceuticals, Biotech & Life Sciences--12.1%
AbbVie	142,000		9,455,780
Celgene	13,800	b	1,579,272
Gilead Sciences	32,700		3,671,229
Johnson & Johnson	43,100		4,316,034
Novo Nordisk, ADR	172,400		9,737,152
Roche Holding, ADR	236,700		9,108,216
			37,867,683

Retailing--1.5%
Wal-Mart Stores	65,200		4,842,404
Semiconductors & Semiconductor Equipment--4.1%
Intel	95,100		3,277,146
Texas Instruments	132,900		7,431,768
Xilinx	41,700		1,977,414
			12,686,328
Software & Services--5.8%
Automatic Data Processing	55,350		4,732,978
Facebook, Cl. A	41,000	b	3,246,790
International Business Machines	34,300		5,818,995
Oracle	97,200		4,227,228
			18,025,991
Technology Hardware & Equipment--7.0%
Apple	144,200		18,786,376
QUALCOMM	43,200		3,010,176
			21,796,552
Transportation--2.8%
Canadian Pacific Railway	31,400		5,171,894
Union Pacific	34,900		3,521,759
			8,693,653
Total Common Stocks
(cost $169,969,845)			310,990,857

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $829,610)	829,610	c	829,610
Investment of Cash Collateral for
Securities Loaned--1.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,259,189)	3,259,189		3,259,189
Total Investments (cost $174,058,644)	101.1%		315,079,656
Liabilities, Less Cash and Receivables	(1.1%)		(3,520,112)
Net Assets	100.0%		311,559,544

ADR -- American Depository Receipts

a	Security, or portion thereof, on loan. At May 31, 2015, the value of the fund's securities on loan was $3,190,831 and the value of the collateral held by the fund was $3,259,189.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $141,021,012 of which $142,206,967 related to appreciated investment securities and $1,185,955 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	19.5
Energy	14.6
Pharmaceuticals, Biotech & Life Sciences	12.1
Diversified Financials	10.1
Technology Hardware & Equipment	7.0
Media	6.4
Software & Services	5.8
Household & Personal Products	4.9
Semiconductors & Semiconductor Equipment	4.1
Transportation	2.8
Food & Staples Retailing	2.2
Health Care Equipment & Services	2.2
Banks	1.6
Materials	1.5

Retailing	1.5
Consumer Services	1.4
Insurance	1.3
Money Market Investment	1.3
Capital Goods	.8
101.1

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	267,131,175	-	-	267,131,175
Equity Securities - Foreign Common Stocks+	43,859,682	-	-	43,859,682
Mutual Funds	4,088,799	-	-	4,088,799

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
The Dreyfus/Laurel Funds Inc. Dreyfus Floating Rate Income Fund
May 31, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--15.5%		Rate (%)	Date	Amount ($) [a]		Value ($)
Collateralized Loan Obligations--5.7%
ALM,
Ser. 2015-12A, Cl. D		5.78	4/16/27	1,000,000	b,c	953,934
AMMC,
Ser. 2014-15A, Cl. E		7.23	12/9/26	1,500,000	b,c	1,513,957
Ares,
Ser. 2007-22A, Cl. D		5.13	8/15/19	690,000	b,c	679,554
Arrowpoint,
Ser. 2015-4A, Cl. D		4.77	4/18/27	2,000,000	b,c	1,993,576
Avery Point,
Ser. 2015-6X, Cl. E2		6.28	8/5/27	1,000,000	b	979,300
Cadogan Square
Ser.1, Cl. E	EUR	4.88	2/1/22	800,000	b	879,655
Cairn,
Ser. 2007-2A, Cl. E	EUR	5.08	10/15/22	1,000,000	b,c	1,097,770
CIFC Funding,
Ser. 2014-2A, Cl. B2L		4.88	5/24/26	1,000,000	b,c	926,239
CIFC Funding,
Ser. 2007-3A, Cl. D		5.53	7/26/21	1,000,000	b,c	991,924
CVP Cascade,
Ser. 2015-3A, Cl. D		4.38	1/16/27	1,000,000	b,c	1,000,217
Denali Capital,
Ser. 2007-1A, Cl. B2L		4.53	1/22/22	500,000	b,c	479,485
Highbridge Loan Management,
Ser. 6A-2015, Cl. E2		6.50	5/5/27	1,000,000	b,c	1,002,126
Kingsland,
Ser. 2013-6A, Cl. E		5.28	10/28/24	1,000,000	b,c	925,872
LCM,
Ser. 14A, Cl. E		4.93	7/15/25	1,000,000	b,c	937,085
LightPoint Pan-European,
Ser. 2007-1X, Cl. E	EUR	5.63	2/5/26	831,699	b	911,423
Marathon,
Ser. 2013-5A, Cl. D		5.98	2/21/25	1,116,000	b,c	1,092,369
Octagon Investment Partners XXII,
Ser. 2014-1A, Cl. E2		7.03	11/22/25	1,500,000	b,c	1,512,377
OZLM,
Ser. 2014-8A, Cl. D		5.22	10/17/26	2,000,000	b,c	1,858,141
OZLM,
Ser. 2014-9A, Cl. D		5.43	1/20/27	1,500,000	b,c	1,425,658
OZLM Funding,
Ser. 2013-4A, Cl. D		4.93	7/22/25	1,500,000	b,c	1,385,235
Regatta III Funding,
Ser. 2014-1A, Cl. D		5.18	4/15/26	1,500,000	b,c	1,384,941
Sound Harbor Loan Fund,
Ser. 2014-1A, Cl. D		7.28	10/30/26	500,000	b,c	502,658
Sound Point,
Ser. 2012-1A, Cl. E		6.26	10/20/23	1,030,000	b,c	1,025,076
TICP,
Ser. 2014-3A, Cl. E2		6.43	1/20/27	1,000,000	b,c	982,333
Venture,
Ser. 2015-20A, Cl. E2		7.21	4/15/27	2,000,000	b,c	2,000,714
Windmill,
Ser. 2007-1X, Cl. E	EUR	6.68	12/16/29	1,000,000	b	1,098,475
York,
Ser. 2014-1A, Cl. D		4.38	1/22/27	1,500,000	b,c	1,493,854
						31,033,948
Corporate Bonds--9.8%
Automotive--.2%
Goodyear Tire & Rubber,
Gtd. Notes		8.25	8/15/20	750,000		791,250
Building & Development--.2%
TRI Pointe Holdings,

Sr. Unscd. Notes		5.88	6/15/24	900,000	c	888,750
Cable & Satellite Television--.4%
Altice Financing,
Sr. Scd. Notes		6.63	2/15/23	1,550,000	c	1,610,062
Numericable-SFR,
Sr. Scd. Bonds		6.00	5/15/22	525,000	c	531,562
						2,141,624
Chemicals & Plastics--.6%
Novacap International,
Sr. Scd. Notes	EUR	5.00	5/1/19	700,000	b	776,151
Signode Industrial Group,
Gtd. Notes		6.38	5/1/22	2,550,000	c	2,562,750
						3,338,901
Containers & Glass Products--.7%
Ardagh Packaging Finance,
Gtd. Notes		6.75	1/31/21	1,225,000	c	1,267,875
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	750,000	c	806,250
Berry Plastics,
Scd. Notes		5.13	7/15/23	675,000		673,312
Beverage Packaging Holdings II,
Gtd. Notes		6.00	6/15/17	1,300,000	c	1,316,250
						4,063,687
Electronics & Electrical--.6%
Edgewell Personal Care,
Sr. Unscd. Notes		5.50	6/15/25	750,000	c	751,875
Micron Technology,
Gtd. Notes		5.88	2/15/22	1,000,000		1,053,750
West,
Gtd. Notes		5.38	7/15/22	1,475,000	c	1,436,281
						3,241,906
Financial Intermediaries--.6%
Ally Financial,
Sr. Unscd. Notes		4.13	2/13/22	450,000		439,875
CIT Group,
Sr. Unscd. Notes		5.00	8/15/22	975,000		1,004,250
First Data,
Gtd. Notes		11.25	1/15/21	308,000		346,500
Quicken Loans,
Gdt. Notes		5.75	5/1/25	1,600,000	c	1,606,000
						3,396,625
Food Products--.1%
JBS USA,
Sr. Unscd. Notes		5.75	6/15/25	550,000	c	556,875
Health Care--.9%
Capsugel,
Sr. Unscd. Notes		7.00	5/15/19	500,000	c	512,187
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	1,000,000		1,070,010
HCA,
Sr. Scd. Notes		3.75	3/15/19	1,375,000		1,399,063
Valeant Pharmaceuticals
International, Gtd. Notes		6.75	8/15/18	1,890,000	c	2,001,038
						4,982,298
Industrial Equipment--.3%
ArcelorMittal,
Sr. Unscd. Bonds		5.13	6/1/20	1,450,000		1,475,375
Oil & Gas--1.6%
Carrizo Oil & Gas,
Gtd. Notes		6.25	4/15/23	1,500,000		1,533,750
Chesapeake Energy,
Gtd. Notes		6.63	8/15/20	1,100,000		1,154,780
Chesapeake Energy,
Gtd. Notes		7.25	12/15/18	1,375,000		1,488,437
Crestwood Midstream Partners,
Gtd. Notes		6.25	4/1/23	1,100,000	c	1,163,998
Sanchez Energy,
Gtd. Notes		6.13	1/15/23	1,250,000		1,193,750

Targa Resources Partners,
Gtd. Notes	5.00	1/15/18	2,000,000	c	2,075,000
					8,609,715
Radio & Television--.7%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	1,000,000		1,061,250
DISH DBS,
Gtd. Notes	5.88	11/15/24	1,050,000		1,055,250
DISH DBS,
Gtd. Notes	6.75	6/1/21	1,250,000		1,338,281
Gray Television,
Gtd. Notes	7.50	10/1/20	500,000		535,000
					3,989,781
Telecommunications--2.0%
CenturyLink,
Sr. Unscd. Notes, Ser. V	5.63	4/1/20	500,000		523,750
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	1,000,000	c	1,042,000
Icahn Enterprises,
Gtd. Notes	6.00	8/1/20	1,000,000		1,078,750
Intelsat Jackson Holdings,
Gtd. Bonds	6.75	6/1/18	2,725,000		2,690,938
Sprint,
Gtd. Notes	7.25	9/15/21	1,000,000		1,008,750
Sprint Communications,
Gtd. Notes	9.00	11/15/18	500,000	c	574,375
T-Mobile USA,
Gtd. Bonds	6.46	4/28/19	1,350,000		1,398,094
Wind Acquisition Finance,
Sr. Scd. Notes	6.50	4/30/20	1,000,000	c	1,066,250
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	1,450,000	c	1,515,250
					10,898,157
Utilities--.9%
Calpine,
Sr. Scd. Notes	6.00	1/15/22	1,250,000	c	1,343,750
Dynegy,
Gtd. Notes	6.75	11/1/19	2,525,000	c	2,682,812
NRG Energy,
Gtd. Notes	6.25	7/15/22	1,000,000		1,052,500
					5,079,062
Total Bonds and Notes
(cost $84,959,724)					84,487,954

Floating Rate Loan Interests--80.4%
Aerospace & Defense--1.6%
American Airlines,
Class B Term Loan	3.75	6/27/19	984,962	b	984,962
American Airlines,
2015 Term Loan	3.75	10/10/21	2,000,000	b	2,009,590
BE Aerospace,
Term Loan	4.00	11/19/21	1,496,250	b	1,513,307
SI Organization,
First Lien Initial Term Loan	5.75	11/23/19	965,309	b	973,031
Transdigm,
Tranche C Term Loan	3.75	2/25/20	1,320,479	b	1,319,904
US Airways,
Tranche B-1 Term Loan	3.50	5/23/19	735,000	b	735,323
WP CPP Holdings,
Term B-2 Loan	4.75	12/28/19	1,231,108	b	1,239,726
					8,775,843
Air Transport--.5%
Air Canada,
Term Loan	5.50	9/20/19	248,125	b	249,779
Sabre,
Term B Loan	4.00	2/19/19	2,217,876	b	2,225,006
United AirLines,

Class B Term Loan	3.50	4/1/19	492,462	b	494,132
					2,968,917
Automotive--3.7%
American Tire Distributors,
Initial Term Loan	5.25	9/24/21	2,175,000	b	2,199,926
Chrysler Group,
Tranche B Term Loan	3.25	12/5/18	1,485,000	b	1,487,888
Dealer Tire,
Initial Term Loan	5.50	12/17/21	1,496,250	b	1,516,360
Federal-Mogul,
Tranche C Term Loan	4.75	4/15/21	3,223,669	b	3,221,654
FPC Holdings,
First Lien Initial Term Loan	5.25	11/19/19	2,400,999	b	2,391,996
FPC Holdings,
Second Lien Initial Term Loan	9.25	5/19/20	1,000,000	b	970,000
Gates Global,
Initial Dollar Term Loan	4.25	6/11/21	2,238,750	b	2,233,019
Key Safety Systems,
Initial Term Loan	4.75	7/23/21	1,492,500	b	1,504,627
MPG Holdco I,
Initial Term Loan	3.75	10/8/21	742,051	b	744,756
U.S. Farathane,
Initial Term Loan	6.75	2/4/22	1,728,125	b	1,747,566
Visteon,
Initial Term Loan	3.50	4/9/21	1,985,000	b	1,989,039
					20,006,831
Beverages & Tobacco--1.3%
AdvancePierre Foods,
First Lien Term Loan	5.75	7/10/17	1,204,317	b	1,213,855
AdvancePierre Foods,
Second Lien Term Loan	9.50	10/10/17	2,650,000	b	2,685,616
Aramark,
US Term F Loan	3.25	2/21/21	2,381,721	b	2,384,996
Landry's,
B Term Loan	4.00	4/24/18	875,304	b	879,996
					7,164,463
Building & Development--.5%
Capital Automotive,
Tranche B-1 Term Loan	4.00	4/10/19	1,964,345	b	1,976,770
LS Newco,
Term B Loan	5.50	5/21/22	1,000,000	b	1,008,130
					2,984,900
Business Equipment & Services--3.3%
BMC Software Finance,
Initial US Term Loan	5.00	9/10/20	1,380,575	b	1,358,679
DTZ U.S. Borrower,
First Lien Initial Term Loan	5.50	10/28/21	1,246,875	b	1,255,709
Epicor Software,
Term Loan	4.75	5/12/22	575,000	b	576,797
GXS Group,
Term Loan	3.25	12/18/20	987,500	b	992,334
Hyland Software,
Senior Secured Initial Term
Loan	4.75	2/18/22	1,089,000	b	1,094,581
Magic Newco,
First Lien USD Term Loan	5.00	12/12/18	989,860	b	995,839
Maxim Crane Works,
Second Lien Initial Term Loan	10.25	11/20/18	750,000	b	752,813
Mitchell International,
Initial Term Loan	4.50	10/1/20	3,106,205	b	3,123,025
PGX Holdings,
First Lien Term B Loan	6.25	9/24/20	1,333,125	b	1,343,123
ServiceMaster Company,
Initial Term Loan	4.25	6/25/21	2,935,250	b	2,948,400
West,
Term B10 Loan	3.25	6/30/18	1,373,312	b	1,373,600
WP Mustang Holdings,
First Lien Term Loan	5.50	5/28/21	2,035,869	b	2,042,862

						17,857,762
Cable & Satellite Television--2.4%
Altice Financing,
Dollar Denominated Tranche Loan		5.25	1/28/22	1,000,000	b	1,012,915
Cequel Communications,
Term Loan		3.50	2/14/19	1,400,671	b	1,405,923
Numericable US,
Dollar Denominated Tranche B-1
Loan		4.50	4/23/20	1,604,440	b	1,612,061
Numericable US,
Dollar Denominated Tranche B-2
Loan		4.50	4/23/20	1,388,060	b	1,394,653
UPC Financing Partnership,
Facility AH Term Loan		3.25	6/30/21	500,000	b	498,855
Virgin Media Finance,
B Facility Term Loan		3.50	2/15/20	673,321	b	672,608
Virgin Media Investment,
Term Loan		3.50	6/7/23	1,500,000	b	1,496,955
WideOpenWest Finance,
Term B Loan		4.75	3/28/19	1,136,924	b	1,138,345
Yankee Cable Acquisition,
Term Loan		4.25	3/1/20	2,358,888	b	2,369,209
Ziggo,
Term Loan B1	EUR	3.75	1/15/22	434,250	b	477,921
Ziggo,
Term Loan B2	EUR	3.75	1/15/22	279,750	b	307,883
Ziggo,
Term Loan B3	EUR	3.75	1/15/22	786,000	b	865,045
						13,252,373
Chemicals & Plastics--6.2%
American Pacific,
Initial Term Loan		7.00	2/27/19	990,000	b	1,001,548
Aruba Investments,
Initial Dollar Term Loan		5.25	1/28/22	1,450,000	b	1,465,406
AZ Chem US,
First Lien Initial Term Loan		4.50	6/11/21	1,168,289	b	1,171,525
Cyanco Intermediate,
Initial Term Loan		5.50	5/1/20	2,429,958	b	2,429,205
Emerald Performance Materials,
Second Lien Initial Term Loan		7.75	7/22/22	1,000,000	b	1,000,630
Gemini HDPE,
Advance Term Loan		4.75	8/4/21	1,855,988	b	1,869,129
Greenfield Specialty Alcohols,
Term Loan		7.50	11/27/18	601,717	b	601,717
Ineos US Finance,
Dollar Term Loan		3.75	5/4/18	2,969,908	b	2,974,645
Ineos US Finance,
Dollar Term Loan		4.25	3/11/22	1,000,000	b	1,002,765
Kronos,
Incremental Term Loan		4.50	4/10/19	1,030,578	b	1,036,102
Minerals Technologies,
Initial Term Loan		4.00	4/14/21	1,344,423	b	1,351,152
Orion Engineered Carbons,
Initial Euro Term Loan	EUR	5.00	7/25/21	869,066	b	966,625
Ravago Holdings America,
Term Loan		5.50	12/18/20	1,782,000	b	1,797,593
Road Infrastructure Investment,
First Lien Term Loan		4.25	3/19/21	1,490,000	b	1,484,413
Road Infrastructure Investment,
Second Lien Term Loan		7.75	9/21/21	1,500,000	b	1,428,750
Royal Adhesives & Sealants,
First Lien Term B Loan		5.50	7/31/18	992,289	b	998,079
Solenis International,
Initial Euro Term Loan	EUR	4.50	7/2/21	1,492,500	b	1,653,142
Solenis International,
Second Lien Initial Term Loan		7.75	7/2/22	2,250,000	b	2,188,136
Styrolution US Holding,
Dollar Tranche B1 Loan		6.50	11/7/19	1,496,250	b	1,518,701

The Chemours,
Term Loan	3.75	5/9/22	650,000	b	652,031
Tronox Pigments,
New Term Loan	4.25	3/19/20	2,471,082	b	2,483,178
Univar,
Term B Loan	5.00	6/30/17	2,468,487	b	2,468,487
					33,542,959
Clothing/Textiles--.5%
ABG Intermediate Holdings 2,
First Lien Term Loan	5.50	5/27/21	743,744	b	748,392
Hercules Achievement,
First Lien Initial Term Loan	6.00	12/10/21	1,845,375	b	1,855,986
					2,604,378
Containers & Glass Products--2.5%
Anchor Glass Container,
Term B Loan	4.25	5/14/21	1,175,373	b	1,181,855
Ardagh Holdings USA,
New Term Loan	4.00	12/17/19	990,000	b	993,589
Berry Plastics,
Term D Loan	3.50	2/8/20	737,459	b	737,315
Bway Holding,
Initial Term Loan	5.50	8/7/20	4,473,731	b	4,501,692
Klockner Pentaplast,
Term Loan	5.00	4/22/20	778,443	b	783,312
Klockner Pentaplast,
Term Loan	5.00	4/20/28	1,821,557	b	1,832,951
Reynolds Group Holdings,
Incremental US Term Loan	4.50	12/1/18	1,446,172	b	1,454,444
SIG Combibloc US Acquisition,
Initial Dollar Term Loan	5.25	2/3/22	1,700,000	b	1,710,625
TricorBraun,
Term Loan	4.00	5/3/18	464,968	b	464,097
					13,659,880
Cosmetics/Toiletries--.5%
Vogue International,
First Lien Initial Tranche B
Term Loan	5.75	2/7/20	2,477,487	b	2,505,359
Ecological Services & Equipment--1.6%
ADS Waste Holdings,
Tranche B-2 Term Loan	3.75	10/9/19	1,218,773	b	1,215,159
EnergySolutions,
Advance Term Loan	6.75	5/22/20	1,875,714	b	1,892,127
Environmental Resource Management,
First Lien Term Loan	5.00	5/7/21	1,500,000	b	1,487,498
Environmental Resource Management
Term Loan	8.00	5/9/22	500,000	b	490,000
Total Safety,
First Lien Term Loan	5.75	3/1/20	987,406	b	921,165
Waste Industries USA,
Initial Term Loan	4.25	2/20/20	2,500,000	b	2,518,225
					8,524,174
Electronics & Electrical--4.0%
Aricent Technologies,
First Lien Initial Term Loan	5.50	4/14/21	2,882,744	b	2,904,364
Aricent Technologies,
Second Lien Initial Term Loan	9.50	4/14/22	325,000	b	327,844
Avago Technologies,
Term Loan	3.75	4/16/21	1,725,946	b	1,730,054
Blue Coat Systems,
Term Loan	4.50	5/19/22	850,000	b	852,393
Compuware,
First Lien Tranche B2 Term Loan	6.25	12/10/21	1,596,000	b	1,567,073
Compuware,
Second Lien Term Loan	9.25	12/9/22	900,000	b	848,250
Dell International,
Term B Loan	4.50	3/24/20	3,170,831	b	3,178,932
Energizer SpinCo,
Term Loan	3.25	5/20/22	1,500,000	b	1,507,500

Infor Lawson,
Term Loan		3.75	6/3/20	1,582,549	b	1,577,889
Monitronics International,
Term B Loan		4.25	3/23/18	221,919	b	222,751
Peak 10,
First Lien Term Loan		5.00	6/10/21	2,482,494	b	2,497,240
Rocket Software,
First Lien Term Loan		5.75	2/8/18	975,397	b	978,650
TASC,
Term Loan		7.00	5/22/20	1,377,500	b	1,393,858
Vantiv,
Term B Loan		3.75	6/11/21	2,381,129	b	2,394,154
						21,980,952
Equipment Leasing--1.0%
International Lease Finance,
Term Loan		3.50	2/26/21	3,200,000	b	3,207,712
Neff Rental,
Second Lien Closing Date Loan		7.25	5/21/21	1,033,043	b	1,026,587
North American Lifting Holdings,
First Lien Term Loan		5.50	11/26/20	1,288,212	b	1,254,397
						5,488,696
Farming/Agriculture--.5%
Allflex Holdings III,
First Lien Initial Term Loan		4.25	7/17/20	986,234	b	990,860
Allflex Holdings III,
Second Lien Initial Term Loan		8.00	7/19/21	1,500,000	b	1,510,178
Pinnacle Operating,
First Lien Term B Loan
Refinancing		4.75	11/15/18	246,231	b	246,540
						2,747,578
Financial Intermediaries--5.2%
Affinion Group,
Initial Second Lien Term Loan		8.50	10/31/18	139,186	b	126,529
Affinion Group,
Tranche B Term Loan		6.75	10/9/16	255,903	b	247,514
Alliant Holdings I,
New Term Loan		5.00	12/20/19	400,615	b	402,618
Alliant Holdings I,
Term B Loan		5.00	12/20/19	1,695,037	b	1,711,987
Armor Holding II,
First Lien Term Loan		5.75	6/26/20	484,660	b	483,853
AssuredPartners,
Term Loan		7.75	3/31/22	1,000,000	b	990,000
AssuredPartners Capital,
First Lien Initial Term Loan		5.00	4/2/21	349,123	b	350,214
Bats Global Markets,
B-2 Term Loan		5.75	1/17/20	4,817,509	b	4,862,673
First Data,
2018 New Dollar Term Loan		3.68	3/23/18	3,000,000	b	3,001,875
Harland Clarke Holdings,
Tranche B-2 Term Loan		5.53	4/26/18	1,847,133	b	1,852,905
Harland Clarke Holdings,
Tranche B-4 Term Loan		6.00	8/30/19	965,704	b	970,233
HUB International,
Initial Term Loan		4.00	9/18/20	4,216,231	b	4,206,576
Ion Trading Technologies,
First Lien Initial Term Loan	EUR	4.50	6/4/21	1,350,000	b	1,499,960
Progressive Solutions,
First Lien Initial Term Loan		5.50	10/16/20	430,716	b	432,510
Progressive Solutions,
Second Lien Initial Term Loan		9.50	10/18/21	600,000	b	597,750
RBS Worldpay
Term Loan D		4.50	10/11/20	492,500	b	495,578
Sedgwick Claims Management
Services, Second Lien Initial
Loan		6.75	2/11/22	1,000,000	b	989,065
Sentinel Midco,
Term B Loan	EUR	5.02	9/30/20	1,000,000	b	1,105,167

TransFirst,
First Lien Term Loan		5.50	11/12/21	2,119,688	b	2,127,636
TransFirst,
Second Lien Term Loan		9.00	11/11/22	500,000	b	503,625
York Risk Services Holding,
Initial Term Loan		4.75	10/1/21	1,492,500	b	1,486,903
						28,445,171
Food & Drug Retail --.8%
Albertson's,
Term B-3 Loan		5.00	8/9/19	2,000,000	b	2,010,630
Albertson's,
Term B-2 Loan		5.38	3/21/19	1,493,756	b	1,503,749
CEC Entertainment,
First Lien Term B Loan		4.00	2/12/21	1,123,000	b	1,109,429
						4,623,808
Food Products--.7%
Bellisio Foods,
US Term Loan		5.25	12/16/17	574,267	b	531,197
Del Monte Foods,
First Lien Initial Loan		4.25	1/26/21	703,656	b	674,278
Del Monte Foods,
Second Lien Initial Loan		8.25	7/26/21	1,000,000	b	914,375
Hearthside Group Holdings,
Term Loan		4.50	8/17/21	1,210,850	b	1,216,656
Pinnacle Foods Finance,
Tranche G Term Loan		3.00	4/29/20	651,860	b	651,231
						3,987,737
Food Service--.4%
Advantage Sales & Marketing,
First Lien Initial Term Loan		4.25	7/21/21	1,592,000	b	1,594,117
Advantage Sales & Marketing,
Second Lien Initial Term Loan		7.50	7/21/22	500,000	b	506,125
						2,100,242
Forest Products --.4%
HJ Heinz,
Term B-2 Loan		3.25	6/5/20	2,131,589	b	2,135,330

Health Care--7.4%
Acadia Health,
Term Loan		4.25	2/11/22	2,468,812	b	2,495,044
Accellent,
First Lien Initial Term Loan		4.50	2/19/21	1,485,000	b	1,479,431
Accellent,
Second Lien Initial Term Loan		7.50	2/21/22	500,000	b	481,750
Auris Luxembourg III,
Facility B2 - USD Term Loan		5.50	12/10/21	1,500,000	b	1,504,688
Catalent Pharma Solutions,
Dollar Term Loan		4.25	5/7/21	1,977,515	b	1,988,401
CHG Healthcare Services,
First Lien Term Loan		4.25	11/20/20	985,801	b	991,657
CHS/Community Health Systems,
Incremental 2018 Term F Loan		3.43	1/25/18	1,202,574	b	1,207,583
CHS/Community Health Systems,
Term D Loan		4.25	1/27/21	2,513,563	b	2,522,599
DPX Holdings,
Incremental Euro Term Loan	EUR	4.50	3/11/21	360,000	b	399,135
DPX Holdings,
Initial Dollar Term Loan		4.25	1/22/21	2,483,737	b	2,479,292
Drumm Investors,
Term Loan		6.75	5/4/18	1,635,323	b	1,656,280
Generic Drug Holdings,
Term B-1 Loan		5.00	10/29/19	1,960,661	b	1,966,788
Horizon Pharma,
Term Loan		4.50	4/29/21	2,000,000	b	2,014,580
Kindred Healthcare,
Term Loan		4.25	3/26/21	1,978,775	b	1,991,142
Kinetic Concepts,
Dollar Term E-1 Loan		4.50	5/4/18	2,217,542	b	2,236,945

Mallinckrodt International
Finance, Initial Term B Loan	3.25	3/5/21	990,000	b	990,436
MPH Acquisition Holdings,
Tranche B Term Loan	3.75	3/19/21	2,175,386	b	2,174,418
Onex Carestream Finance,
First Lien Term Loan	5.00	6/7/19	645,016	b	646,931
Onex Carestream Finance,
Second Lien Term Loan	9.50	12/5/19	1,436,018	b	1,442,300
Par Pharmaceutical Companies,
Term B-2 Loan	4.00	9/30/19	1,883,188	b	1,886,549
Royalty Pharma Finance Trust,
Term Loan	3.50	11/9/20	3,000,000	b	3,008,625
Surgical Care Affiliates,
Initial Term Loan	4.25	3/11/22	1,300,000	b	1,306,500
Valeant Pharmaceuticals
Series F-1 Tranche B Term Loan	4.00	3/11/22	2,000,000	b	2,008,070
Valeant Pharmaceuticals
International, Retired -
Series E Tranche B Term Loan	3.50	6/26/20	1,665,884	b	1,668,483
					40,547,627
Home Furnishing--.6%
Mattress Holding,
Term Loan	5.00	10/1/21	2,985,000	b	3,025,118
Industrial Equipment--2.1%
Ameriforge Group,
First Lien Term Loan	5.00	7/18/19	1,233,164	b	1,060,521
Ameriforge Group,
Second Lien Term Loan	8.75	12/21/20	800,000	b	684,000
Doncasters US,
First Lien Term B Loan	4.50	4/9/20	1,446,867	b	1,452,293
Dynacast International,
First Lien Term Loan	5.25	1/28/22	1,900,000	b	1,910,289
Filtration Group,
First Lien Initial Term Loan	4.50	11/13/20	1,451,498	b	1,458,980
Filtration Group,
Second Lien Initial Term Loan	8.25	11/15/21	63,165	b	63,638
Hudson Products Holdings,
Term Loan	5.00	3/17/19	613,167	b	607,035
Interline Brands,
First Lien Term Loan	4.00	3/12/21	1,485,000	b	1,487,094
Mueller Water Products,
Initial Loan	4.00	11/19/21	1,995,000	b	2,013,693
RGIS Services,
Extended Maturity Term Loan	5.50	10/18/17	914,732	b	858,705
					11,596,248
Leisure Goods/Activities/Movies--2.4%
24 Hour Fitness Worldwide,
Term Loan	4.75	5/20/21	393,020	b	381,475
Alpha Topco,
First Lien Term Loan	4.75	7/30/21	2,416,348	b	2,421,084
Alpha Topco,
Second Lien Term Loan	7.75	7/29/22	1,000,000	b	1,005,315
Centerplate,
Term Loan A	4.75	11/27/19	987,500	b	989,352
Deluxe Entertainment Services
Group, Initial Term Loan	6.50	2/25/20	1,821,911	b	1,783,195
IMG Worldwide
Term Loan	5.25	3/19/21	1,454,013	b	1,457,648
Intrawest Operations Group,
Initial Term Loan	4.75	11/26/20	890,735	b	897,977
Lions Gate Entertainment,
Second Lien Term Loan	5.00	3/11/22	2,300,000	b	2,308,625
Metro-Goldwyn-Mayer,
Second Lien Term Loan	5.13	6/26/20	1,500,000	b	1,518,750
WME IMG
Term Loan	8.25	5/6/22	500,000	b	491,668
					13,255,089
Lodging & Casinos--3.4%

American Casino & Entertainment
Properties, Repriced Term Loan		4.50	7/3/19	849,335	b	853,051
Boyd Gaming,
Term B Loan		4.00	8/14/20	462,963	b	465,366
CityCenter Holdings,
Term B Loan		4.25	10/9/20	2,591,213	b	2,604,817
La Quinta Intermediate Holdings,
Initial Term Loan		4.00	2/19/21	2,114,809	b	2,123,532
Orbitz Worldwide,
Tranche C Term Loan		4.50	4/9/21	2,052,885	b	2,057,381
Pinnacle Entertainment,
Tranche B-2 Term Loan		3.75	8/13/20	990,430	b	994,763
Scientific Games,
Term Loan B		6.00	10/18/20	1,003,725	b	1,009,436
Scientific Games International,
Term B-2 Loan		6.00	9/17/21	5,117,250	b	5,144,755
Travelport,
Initial Term Loan		5.75	8/13/21	2,992,500	b	3,023,667
						18,276,768
Nonferrous Metals/Minerals--.7%
Novelis,
Term Loan		3.75	3/10/17	983,973	b	984,972
Novelis,
Term Loan		4.00	5/27/22	2,700,000	b	2,700,851
Oxbow Carbon,
Second Lien Initial Term Loan		8.00	1/18/20	250,000	b	237,500
						3,923,323
Oil & Gas--2.4%
Brand Energy & Infrastructure
Services, Initial Term Loan		4.75	11/20/20	1,481,250	b	1,477,784
Brock Holdings III,
Second Lien Initial Loan		10.00	3/16/18	1,333,333	b	1,293,333
Cactus Wellhead,
Tranche B Term Loan		7.00	7/30/20	1,680,000	b	1,428,000
Expro Finservices,
Initial Term Loan		5.75	8/12/21	2,807,321	b	2,468,688
FR Dixie Acquisition,
Initial Term Loan		5.75	1/22/21	2,175,000	b	1,879,559
Granite Acquisition,
Second Lien Term B Loan		8.25	10/14/22	500,000	b	513,125
Offshore Group Investment,
Term Loan		5.00	10/25/17	753,684	b	629,485
Offshore Group Investment,
Second Term Loan		5.75	3/28/19	961,626	b	688,361
Paragon Offshore Finance,
Term Loan		3.75	7/16/21	995,000	b	776,806
Templar Energy,
Second Lien Term Loan		8.50	11/25/20	2,500,000	b	1,938,125
						13,093,266
Publishing--2.0%
BarBri,
Initial Term Loan		4.50	6/19/17	1,187,109	b	1,127,754
Getty Images,
Initial Term Loan		4.75	10/18/19	492,443	b	407,435
Interactive Data Corporation,
Term Loan		4.75	4/23/21	1,577,271	b	1,584,763
Laureate Education,
New Series 2018 Extended Term
Loan		5.00	6/16/18	1,475,868	b	1,415,911
Penton Media,
First Lien Term B Loan		5.50	10/1/19	739,984	b	746,230
Pre-Paid Legal Services,
First Lien Term Loan		6.25	7/1/19	1,582,035	b	1,585,991
Redtop Acquisitions,
First Lien Euro Term Loan	EUR	4.75	12/22/20	1,000,000	b	1,112,416
Redtop Acquisitions,
Second Lien Initial Dollar
Term Loan		8.25	7/22/21	246,875	b	248,418

SESAC Holdco II,
First Lien Term Loan	5.25	2/7/19	1,981,664	b	1,981,050
SNL Financial,
New Term Loan	4.50	10/23/18	483,252	b	484,612
					10,694,580
Radio & Television--4.3%
AVSC Holding,
First Lien Initial Term Loan	4.50	1/22/21	2,480,000	b	2,489,300
Checkout Holding,
First Lien Term B Loan	4.50	4/3/21	1,488,750	b	1,351,979
Clear Channel Communications,
Tranche D Term Loan	6.93	1/30/19	750,000	b	703,260
Clear Channel Communications,
Tranche E Term Loan	7.68	1/30/19	711,474	b	677,569
Creative Artists Agency,
Initial Term Loan	5.50	12/10/21	1,845,375	b	1,866,135
Gray Television,
Term Loan	3.75	6/13/21	3,250,000	b	3,260,156
Media General,
Term B Loan	4.25	7/31/20	3,140,535	b	3,158,593
MTL Publishing,
Term B-1 Loan	3.75	6/29/18	645,095	b	646,153
Tech Finance & Co.,
US Term Loans	5.50	7/11/20	2,368,987	b	2,382,810
The Weather Channel,
Term Loan	5.75	5/12/22	800,000	b	801,876
Tribune,
Initial Term Loan	4.00	11/20/20	1,844,227	b	1,848,838
Univision Communications,
2013 Incremental Term Loan	4.00	3/1/20	4,060,623	b	4,059,993
					23,246,662
Retailers--5.8%
1011778 BC Unlimited Liability,
Term B Loan	4.50	9/24/21	1,599,236	b	1,602,570
99 Cents Only Stores,
Tranche B-2 Loan	4.50	1/11/19	2,231,174	b	2,231,732
CWGS Group,
Term Loan	5.75	2/20/20	3,706,071	b	3,727,677
Dollar Tree,
Term Loan B	4.25	2/6/22	5,025,600	b	5,081,786
General Nutrition Centers,
Tranche B Term Loan	3.25	3/2/18	995,560	b	987,675
Hudson's Bay,
First Lien Initial Term Loan	4.75	10/7/20	893,750	b	898,773
Michaels Stores,
Term B Loan	3.75	1/28/20	1,974,861	b	1,980,667
Midas Intermediate Holdco II,
Closing Date Term Loan	4.50	9/17/21	1,490,006	b	1,505,525
Neiman Marcus Group,
Term Loan	4.25	10/25/20	2,716,890	b	2,721,876
Nine West Holdings,
Initial Loan	4.75	9/5/19	2,863,363	b	2,687,996
Nine West Holdings,
Initial Loan	6.25	1/8/20	250,000	b	211,250
PetSmart,
Term Loan	5.00	2/18/22	4,000,000	b	4,017,700
Serta Simmons Holdings,
Term Loan	4.25	10/1/19	1,867,977	b	1,877,709
Staples,
Term Loan B	3.50	4/23/21	2,300,000	b	2,305,037
					31,837,973
Surface Transport--2.1%
Hertz,
Tranche B-2 Term Loan	3.50	3/11/18	740,554	b	739,432
IBC Capital,
First Lien Initial Term Loan	4.75	8/5/21	2,500,000	b	2,510,950
Omnitracs,
First Lien Term Loan	4.75	10/29/20	2,473,737	b	2,490,744

OSG Bulk Ships,
First Lien Term Loan		5.25	7/22/19	1,983,756	b	1,996,155
PODS,
First Lien Initial Term Loan		5.25	1/28/22	400,000	b	405,500
Scandlines,
Facility B Term Loan	EUR	4.50	11/4/20	837,308	b	930,777
Stena International,
Term Loan		4.00	2/24/21	1,747,487	b	1,633,901
Vouvray US Finance,
First Lien Initial Term Loan		5.00	6/25/21	994,987	b	1,004,107
						11,711,566
Telecommunications--6.2%
Asurion,
Incremental Tranche B-1 Term
Loan		5.00	5/24/19	2,669,333	b	2,683,680
Asurion,
Incremental Tranche B-2 Term
Loan		4.25	7/8/20	989,924	b	993,206
Asurion,
Second Lien Term Loan		8.50	2/19/21	500,000	b	513,283
Avaya,
Extended Term B-3 Loan		4.68	10/26/17	1,483,889	b	1,481,106
Avaya,
Term B-6 Loan		6.50	3/31/18	714,422	b	715,476
Birch Communications,
Term Loan		7.75	7/17/20	1,457,292	b	1,466,400
Communications Sales & Leasing,
Term Loan		5.00	10/14/22	2,500,000	b	2,495,938
Consolidated Communications,
Initial Term Loan		4.25	12/18/20	1,234,375	b	1,239,775
Crown Castle Operating Company,
Extended Incremental Tranche
B-2 Term Loan		3.00	1/29/21	1,728,125	b	1,727,961
Integra Telecom,
Term Loan		5.25	8/14/20	800,000	b	797,500
Intelsat Jackson Holdings,
Tranche B-2 Term Loan		3.75	6/30/19	1,733,086	b	1,729,212
IPC,
First Lien Term B-1 Loan		5.50	8/6/21	2,000,000	b	1,990,010
Level 3 Financing,
Tranche B 2022 Term Loan		4.50	1/31/22	2,500,000	b	2,503,525
Nextgen Finance,
Term B Loan		5.00	5/28/21	2,679,750	b	2,559,161
Riverbed Technology,
Term Loan		6.00	2/25/22	2,550,000	b	2,579,223
Sable International Finance,
Unsecured Term Loan		6.50	11/25/16	2,000,000	b	2,010,000
SBA Senior Finance II,
Incremental Tranche B-1 Term
Loan		3.25	3/24/21	2,729,375	b	2,721,883
Transaction Network Services,
First Lien Initial Term Loan		5.00	2/15/20	208,763	b	209,546
Transaction Network Services,
Second Lien Initial Term Loan		9.00	8/14/20	2,212,973	b	2,203,745
Windstream,
Tranche B-5 Term Loan		3.50	8/26/19	987,500	b	984,207
						33,604,837
Utilities--3.4%
Calpine,
Term Loan		3.50	5/20/22	1,500,000	b	1,498,980
Calpine,
Term Loan		4.00	10/30/20	987,500	b	989,623
Commscope,
Tranche 4 Term Loan		3.25	1/14/18	2,825,051	b	2,833,880
Commscope,
Term Loan		3.75	5/27/22	1,750,000	b	1,755,469
EFS Cogen Holdings,
Term B Advance Loan		3.75	12/17/20	1,015,141	b	1,020,003

Murray Energy,
Term Loan B2	7.50	4/9/20	2,725,000	b	2,647,937
Sandy Creek Energy Associates,
Term Loan	5.00	11/6/20	3,791,574	b	3,795,972
TPF Generation Holdings,
Term Loan	4.75	11/9/17	1,231,250	b	1,191,234
TPF II Power,
Term Loan	5.50	9/29/21	1,743,750	b	1,771,275
TPF II Power,
Term Loan	4.75	9/30/21	1,060,000	b	1,073,981
					18,578,354
Total Bonds and Notes
(cost $441,785,078)					438,748,764

Other Investment--8.7%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $47,685,075)			47,685,075	[d]	47,685,075
Total Investments (cost $574,429,877)			104.6%		570,921,793
Liabilities, Less Cash and Receivables			(4.6%)		(25,333,836)
Net Assets			100.0%		545,587,957

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities were valued at $54,476,285 or 10.0% of net assets.
d	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized depreciation on investments was $3,508,084 of which $3,946,267 related to appreciated investment securities and $7,454,351 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Bank Loans	80.4
Corporate Bonds	9.8
Money Market Investment	8.7
Asset-Backed	5.7
104.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2015 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

British Pound,
Expiring
7/8/2015 a	14,015,000	15,398,281	15,401,100	(2,819)

Counterparty:

a Credit Suisse International

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Collateralized Loan Obligations	-	31,033,948	-	31,033,948
Corporate Bonds+	-	53,454,006	-	53,454,006
Floating Rate Loan Interests+	-	438,748,764	-	438,748,764
Mutual Funds	47,685,075	-	-	47,685,075
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(2,819)	-	(2,819)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)